Prepayments and other assets	12 Months Ended
Dec. 31, 2014
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Prepayments and other assets
7.	Prepayments and other assets

(In thousands)	December 31, 2013	December 31, 2014
Current portion:
Advance to suppliers	717	520
Interest-free loans to employees (note a)	3,578	3,998
Low-interest loans to employees, current portion (note c)	—	64
Advance to employees for business purposes	316	585
Content copyrights prepaid assets (note b)	830	297
Interest receivable	118	5,380
Rental and other deposits	596	774
Prepayment for share repurchase plan (note d)	—	1,000
Prepaid game sharing costs	—	458
Prepaid professional fees	—	900
Prepaid management insurance	—	179
Others	164	405

Total of prepayments and other current assets	6,319	14,560

Non-current portion:
Prepayments for content copyrights	3,149	1,988
Prepayments for online game licenses	2,358	5,346
Deferred initial public offering costs	374	—
Low-interest loans to employees, non-current portion (note c)	196	506

Total of long-term prepayments and other assets	6,077	7,840

Note a:	The Group had entered into loan contracts with certain employees as at December 31, 2013 and 2014, under which the Group provided interest-free loans to these employees. The loan amounts vary amongst different employees and are repayable on demand.
Note b:	Content copyrights prepaid assets represent content copyright that the Group has yet to receive from the counterparty under a barter transaction but the counterparty has already received the content copyrights from the Group.
Note c:	The Group had entered into loan contracts with certain employees as at December 31, 2013 and 2014, under which the Group provided low-interest loans to these employees. The loan amounts vary amongst different employees and are repayable in equal instalments on a monthly basis over the term of 10 years.
Note d:	In December 2014, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 1 million to a security broker for this program.